Annual Fund Operating Expenses - Nomura ETF Trust II	Aug. 31, 2025
Nomura Strategic Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 6, 2028
Nomura Strategic Income ETF | ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.20%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.20%)	[3]
Net Expenses (as a percentage of Assets)	0.41%
Nomura Small and Mid Cap ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 6, 2028
Nomura Small and Mid Cap ETF | ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.11%	[4]
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.11%)	[5]
Net Expenses (as a percentage of Assets)	0.59%

[1]
1	Other expenses are based on estimated amounts for the current fiscal year.

[2]
2	Acquired fund fees and expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the registered investment companies in which the Fund invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Fund’s assets. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s NAV. Acquired fund fees and expenses are estimated for the current fiscal year.

[3]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.40% of the Fund’s average daily net assets until November 6, 2028. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[4]
1	Other expenses are based on estimated amounts for the current fiscal year.

[5]
2	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund’s average daily net assets until November 6, 2028. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.